Other Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Assets

16.	Other Assets
Other current assets and other
non-current
assets as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Current
Advance payment	￦	453,538	348,753
Prepaid expenses		145,834	181,985
Firm commitment asset		17,490	23,506
Others		14,315	62,379

	￦	631,177	616,623

Non-current
Long-term advance payment	￦	21,950	21,587
Long-term prepaid expenses		41,256	92,774
Others(*1)		262,036	155,699

	￦	325,242	270,060

(*1)
As of December 31, 2019 and 2020, the Company recognized tax assets amounting to
￦
213,071 million and
￦
121,225 million, respectively, based on the Company’s best estimate of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification are finalized.